Geographic information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Survey revenue	$ 0	$ 0	$ 1,447,269
South and Central America (Bolivia, Belize) [Member]
Survey revenue	0	0	1,447,269
North America (United States) [Member]
Survey revenue	$ 0	$ 0	$ 0